Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Average effective tax rate	16.90%	18.00%	16.30%	[1]
Other revenues	€ 3,090	€ 3,205	€ 3,801	[2],[3]
Current contract liabilities	€ 0	€ 0	€ 0
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years	100.00%
Turkey
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years	100.00%

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).